UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 142.9%		Rate (%)	Date	Amount ($)[a]		Value ($)
Casinos - 7.2%
Eldorado Resorts,
Gtd. Notes		7.00	8/1/23	725,000		772,125
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	2,095,000	[b,c]	2,257,362
Jack Ohio Finance,
Sr. Scd. Notes		6.75	11/15/21	1,090,000	[b]	1,106,350
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	6,310,000	[c]	7,027,762
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	[c]	852,850
Scientific Games International,
Gtd. Notes		10.00	12/1/22	4,915,000	[c]	4,915,000
TVL Finance,
Sr. Scd. Notes	GBP	8.50	5/15/23	1,080,000	[b]	1,417,515
						18,348,964
Consumer Discretionary - 19.5%
AMC Entertainment Holdings,
Gtd. Notes		5.75	6/15/25	985,000		1,012,088
Beacon Roofing Supply,
Gtd. Notes		6.38	10/1/23	805,000	[c]	862,863
Beazer Homes USA,
Gtd. Notes		8.75	3/15/22	1,100,000	[b,c]	1,190,750
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	[c]	2,785,344
CalAtlantic Group,
Gtd. Notes		8.38	5/15/18	2,025,000	[c]	2,207,250
CBS Radio,
Sr. Unscd. Notes		7.25	11/1/24	970,000	[b]	1,016,075
CCO Holdings,
Sr. Unscd. Notes		6.63	1/31/22	2,180,000	[c]	2,261,750
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	1,690,000	[b,c]	1,744,925
ClubCorp Club Operations,
Gtd. Notes		8.25	12/15/23	2,460,000	[b,c]	2,619,900
DriveTime Automotive Group,
Sr. Scd. Notes		8.00	6/1/21	2,285,000	[b,c]	2,225,019
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	2,785,000	[c]	2,757,150
International Game Technology,
Sr. Scd. Notes		6.50	2/15/25	515,000	[b]	554,913
Mattamy Group,
Sr. Unscd. Notes		6.88	12/15/23	1,255,000	[b]	1,276,963
MGM Resorts International,
Gtd. Notes		6.00	3/15/23	485,000		525,013
Midcontinent Communications &
Midcontinent Finance,
Gtd. Notes		6.88	8/15/23	1,155,000	[b,c]	1,235,850
MPG Holdco I,
Gtd. Notes		7.38	10/15/22	2,490,000	[c]	2,614,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 19.5% (continued)
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,615,000	[c]	1,675,562
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	2,850,000	[b,c]	3,110,062
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	2,805,000	[b,c]	2,976,806
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	2,038,000	[b,c]	2,155,185
SFR Group,
Sr. Scd. Notes		7.38	5/1/26	3,675,000	[b,c]	3,766,875
TI Group Automotive Systems,
Sr. Unscd. Notes		8.75	7/15/23	2,050,000	[b,c]	2,152,500
Townsquare Media,
Gtd. Notes		6.50	4/1/23	1,285,000	[b,c]	1,231,994
United Group,
Sr. Scd. Notes	EUR	7.88	11/15/20	590,000	[b]	652,988
United Rentals North America,
Gtd. Notes		7.63	4/15/22	610,000	[c]	645,075
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,228,528	[b,c]	1,253,099
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	2,585,000	[c]	2,714,250
						49,224,749
Consumer Staples - 4.1%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	3,040,000	[b,c]	3,165,400
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	975,000		1,289,662
Kronos Acquistion Holdings,
Sr. Unscd. Notes		9.00	8/15/23	1,070,000	[b,c]	1,072,675
New Albertsons,
Sr. Unscd. Bonds		8.00	5/1/31	3,190,000		3,070,375
New Albertsons,
Sr. Unscd. Debs.		7.45	8/1/29	270,000		256,500
Post Holdings,
Gtd. Notes		8.00	7/15/25	1,310,000	[b,c]	1,473,750
						10,328,362
Energy - 15.8%
Alta Mesa Holdings,
Sr. Unscd. Notes		7.88	12/15/24	1,865,000	[b]	1,939,600
Archrock Partners,
Gtd. Notes		6.00	4/1/21	240,000		234,000
Archrock Partners,
Sr. Unscd. Notes		6.00	10/1/22	615,000		599,625
Callon Petroleum,
Sr. Unscd. Notes		6.13	10/1/24	730,000	[b]	755,550
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	2,615,000	[c]	2,713,062
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes		7.00	6/30/24	2,235,000	[b,c]	2,430,562
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes		5.88	3/31/25	495,000	[b]	506,910
Crestwood Midstream Partners,
Gtd. Bonds		6.13	3/1/22	1,330,000	[c]	1,369,900
CVR Refining/Coffeyville Finance,
Gtd. Notes		6.50	11/1/22	2,050,000	[c]	2,044,875

		Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 15.8% (continued)
Energy Transfer Equity,
Sr. Scd. Notes		7.50	10/15/20	2,500,000	[c]	2,800,000
Enviva Partners,
Gtd. Notes		8.50	11/1/21	1,305,000	[b]	1,363,725
Extraction Oil & Gas Holding,
Gtd. Notes		7.88	7/15/21	2,165,000	[b,c]	2,327,375
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	975,000	[c]	979,875
Genesis Energy,
Gtd. Notes		6.75	8/1/22	1,900,000	[c]	1,983,600
Gulfport Energy,
Sr. Unscd. Notes		6.00	10/15/24	1,095,000	[b]	1,119,638
Laredo Petroleum,
Gtd. Notes		7.38	5/1/22	1,975,000	[c]	2,056,469
Matador Resources,
Gtd. Notes		6.88	4/15/23	1,050,000	[c]	1,107,750
Matador Resources,
Sr. Unscd. Notes		6.88	4/15/23	905,000	[b]	954,775
Murray Energy,
Scd. Notes		11.25	4/15/21	720,000	[b]	559,800
Nabors Industries,
Gtd. Notes		9.25	1/15/19	1,700,000	[c]	1,895,500
Noble Holding International,
Gtd. Notes		7.75	1/15/24	860,000		811,066
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	355,000	[c]	363,431
Oasis Petroleum,
Gtd. Notes		6.88	3/15/22	1,200,000	[c]	1,236,000
PDC Energy,
Gtd. Notes		6.13	9/15/24	1,160,000	[b,c]	1,191,900
Precision Drilling,
Sr. Unscd. Notes		7.75	12/15/23	605,000	[b]	641,300
Rice Energy,
Gtd. Notes		6.25	5/1/22	550,000	[c]	567,875
RSP Permian,
Gtd. Notes		6.63	10/1/22	920,000	[c]	977,500
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	935,000	[c]	956,038
Targa Resources Partners,
Gtd. Notes		6.38	8/1/22	755,000	[c]	785,200
Unit,
Gtd. Notes		6.63	5/15/21	1,235,000	[c]	1,204,125
Whiting Petroleum,
Gtd. Notes		5.75	3/15/21	955,000	[c]	955,802
Whiting Petroleum,
Gtd. Notes		6.25	4/1/23	540,000	[c]	542,700
						39,975,528
Financials - 17.0%
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	[c]	966,425
Ally Financial,
Gtd. Notes		8.00	11/1/31	3,045,000	[c]	3,547,181
Ashton Woods,
Sr. Unscd. Notes		6.88	2/15/21	1,050,000	[b,c]	1,015,875
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		614,663

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 17.0% (continued)
Cabot Financial,
Sr. Scd. Notes	GBP	7.50	10/1/23	1,200,000	[b]	1,486,283
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	1,081,000	[b,c]	1,086,405
FBM Finance,
Sr. Unscd. Notes		8.25	8/15/21	1,955,000	[b,c]	2,072,300
Garfunkelux Holdco 3,
Scd. Bonds	GBP	11.00	11/1/23	1,170,000	[b]	1,484,273
Garfunkelux Holdco 3,
Sr. Scd. Notes	GBP	8.50	11/1/22	595,000		765,657
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	3,740,000	[b,c]	3,749,350
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	[b,c]	1,244,219
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	[c]	1,752,469
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[c]	3,730,162
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[c]	1,510,706
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	1,975,000	[b,c]	1,984,875
Ladder Capital Finance Holdings,
Gtd. Notes		7.38	10/1/17	1,100,000	[c]	1,104,125
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[c]	2,889,000
PetSmart,
Sr. Unscd. Notes		7.13	3/15/23	2,645,000	[b,c]	2,704,512
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,105,000	[b,c]	1,116,050
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,530,000	[d]	1,555,406
Solera Finance,
Sr. Unscd. Notes		10.50	3/1/24	2,225,000	[b,c]	2,514,250
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	[b,c]	2,403,572
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	1,930,000	[b,c]	1,621,200
						42,918,958
Health Care - 12.8%
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	530,000	[b]	608,079
Auris Luxembourg II,
Sr. Scd. Bonds	EUR	8.00	1/15/23	1,165,000		1,336,627
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,353,000	[b,c]	1,365,684
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	[c]	1,586,500
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	235,000	[c]	164,500
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[c]	6,222,125
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	2,445,000	[c]	2,139,375
Jaguar Holding Co II,
Gtd. Notes		6.38	8/1/23	1,225,000	[b,c]	1,313,813

		Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 12.8% (continued)
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	3,515,000	[c]	3,299,706
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	2,645,000	[b,c]	2,790,739
Prestige Brands,
Gtd. Notes		6.38	3/1/24	890,000	[b,c]	938,950
Synlab Unsecured Bondco,
Gtd. Bonds	EUR	8.25	7/1/23	2,125,000		2,443,801
Tenet Healthcare,
Sr. Unscd. Notes		8.00	8/1/20	750,000		740,625
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	[c]	5,079,217
Valeant Pharmaceuticals International,
Gtd. Notes		7.50	7/15/21	2,840,000	[b,c]	2,417,550
						32,447,291
Industrials - 9.4%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	1,385,000	[b,c]	1,170,325
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	425,000	[b,c]	449,438
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	1,745,000	[b,c]	1,732,820
Cemex,
Sr. Scd. Notes		7.75	4/16/26	1,310,000	[b]	1,454,100
Cemex Finance,
Sr. Scd. Notes		9.38	10/12/22	1,736,000	[b,c]	1,896,580
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	[b,c]	2,106,912
Engility,
Gtd. Notes		8.88	9/1/24	730,000	[b,c]	767,413
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	1,095,000	[b,c]	1,095,000
Gates Global,
Gtd. Notes		6.00	7/15/22	2,175,000	[b,c]	2,138,025
GFL Environmental,
Sr. Unscd. Notes		9.88	2/1/21	2,030,000	[b,c]	2,243,150
Grinding Media,
Sr. Scd. Notes		7.38	12/15/23	1,640,000	[b]	1,727,084
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	750,000	[c]	793,125
RSI Home Products,
Scd. Notes		6.50	3/15/23	1,270,000	[b,c]	1,333,500
XPO Logistics,
Gtd. Notes		6.50	6/15/22	1,815,000	[b,c]	1,912,556
XPO Logistics,
Gtd. Notes		6.13	9/1/23	495,000	[b,c]	519,131
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	2,300,000	[b,c]	2,371,875
						23,711,034
Information Technology - 9.7%
BMC Software Finance,
Sr. Unscd. Notes		8.13	7/15/21	1,020,000	[b]	958,163
Diamond 1 Finance,
Gtd. Notes		7.13	6/15/24	855,000	[b,c]	949,346
Diamond 1 Finance,
Sr. Scd. Notes		8.35	7/15/46	2,235,000	[b,c]	2,756,224

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology - 9.7% (continued)
First Data,
Gtd. Notes		7.00	12/1/23	4,450,000	[b,c]	4,750,375
Genesys Telecommunications
Laboratories,
Gtd. Notes		10.00	11/30/24	965,000	[b]	1,027,725
Infor Software Parent,
Gtd. Notes		7.13	5/1/21	2,410,000	[b,c]	2,482,300
Infor US,
Gtd. Notes		6.50	5/15/22	1,335,000	[c]	1,395,075
Rackspace Hosting,
Sr. Unscd. Notes		8.63	11/15/24	1,960,000	[b]	2,079,462
Riverbed Technology,
Gtd. Notes		8.88	3/1/23	2,790,000	[b,c]	2,971,350
RP Crown Parent,
Sr. Scd. Notes		7.38	10/15/24	1,385,000	[b]	1,438,669
Sophia Finance,
Sr. Unscd. Notes		9.00	9/30/23	3,530,000	[b,c]	3,759,450
						24,568,139
Materials - 21.1%
AK Steel,
Gtd. Notes		7.63	10/1/21	540,000		583,875
Alcoa Nederland Holding,
Gtd. Notes		6.75	9/30/24	245,000	[b,c]	266,438
Alcoa Nederland Holding,
Gtd. Notes		7.00	9/30/26	185,000	[b,c]	203,038
ArcelorMittal,
Sr. Unscd. Bonds		10.85	6/1/19	4,473,000	[c,d]	5,255,775
ArcelorMittal,
Sr. Unscd. Bonds		8.00	10/15/39	245,000	[d]	270,073
ARD Finance,
Sr. Scd. Notes	EUR	6.63	9/15/23	195,000	[b]	206,053
ARD Finance,
Sr. Scd. Notes		7.13	9/15/23	2,000,000	[b,c]	1,982,500
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/24	3,490,000	[b,c]	3,690,675
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	5,750,000	[b,c]	6,095,000
CVR Partners,
Scd. Notes		9.25	6/15/23	2,320,000	[b,c]	2,398,300
FMG Resources August 2006,
Sr. Scd. Notes		9.75	3/1/22	1,625,000	[b,c]	1,893,239
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	1,400,000	[c]	1,165,528
Hexion,
Sr. Scd. Notes		10.00	4/15/20	1,125,000	[c]	1,123,594
Hillman Group,
Gtd. Notes		6.38	7/15/22	1,265,000	[b,c]	1,195,425
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	570,000	[b]	644,564
Hudbay Minerals,
Gtd. Notes		7.25	1/15/23	380,000	[b]	394,250
Hudbay Minerals,
Gtd. Notes		7.63	1/15/25	1,950,000	[b]	2,031,666
Kraton Polymers,
Gtd. Notes		10.50	4/15/23	485,000	[b]	549,263
Lennar,
Gtd. Notes, Ser. B		12.25	6/1/17	1,045,000	[c]	1,094,638

	Coupon	Maturity	Principal
Bonds and Notes - 142.9% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials - 21.1% (continued)
Mercer International,
Gtd. Notes	7.75	12/1/22	2,620,000	[c]	2,764,100
Novelis,
Gtd. Notes	6.25	8/15/24	840,000	[b,c]	892,500
Novelis,
Gtd. Notes	5.88	9/30/26	665,000	[b,c]	673,313
Platform Specialty Products,
Sr. Unscd. Notes	10.38	5/1/21	2,020,000	[b,c]	2,242,200
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	435,000	[c]	450,769
Reynolds Group Issuer,
Gtd. Notes	7.00	7/15/24	2,620,000	[b,c]	2,788,662
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	[b,c]	740,950
Signode Industrial Group,
Gtd. Notes	6.38	5/1/22	2,520,000	[b,c]	2,545,200
Summit Materials,
Gtd. Notes	8.50	4/15/22	2,030,000	[c]	2,253,300
Teck Resources,
Gtd. Notes	6.25	7/15/41	880,000		852,438
Trinseo Materials Operating,
Sr. Unscd. Notes	6.75	5/1/22	2,236,000	[b,c]	2,353,390
Tronox Finance,
Gtd. Notes	6.38	8/15/20	1,630,000	[c]	1,532,200
Tronox Finance,
Gtd. Notes	7.50	3/15/22	975,000	[b]	914,063
Univar USA,
Gtd. Notes	6.75	7/15/23	1,200,000	[b,c]	1,245,000
					53,291,979
Real Estate - .8%
Communications Sales & Leasing,
Gtd. Notes	8.25	10/15/23	1,985,000	[c]	2,114,025
Telecommunications - 20.7%
Altice,
Gtd. Notes	7.75	5/15/22	2,330,000	[b,c]	2,493,100
Altice,
Gtd. Notes	7.63	2/15/25	2,340,000	[b,c]	2,465,775
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	790,000	[b,c]	823,575
Altice Finco,
Gtd. Notes	7.63	2/15/25	210,000	[b,c]	212,888
Altice Finco,
Scd. Notes	9.88	12/15/20	2,000,000	[b,c]	2,115,000
Altice Finco,
Scd. Notes	8.13	1/15/24	1,900,000	[b,c]	1,976,000
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,915,000	[c]	2,991,519
Cincinnati Bell,
Gtd. Notes	7.00	7/15/24	985,000	[b,c]	1,044,100
CSC Holdings,
Sr. Unscd. Notes	10.13	1/15/23	4,075,000	[b,c]	4,716,812
Digicel,
Gtd. Notes	6.75	3/1/23	1,465,000	[b]	1,328,213
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	3,175,000	[b]	2,739,930
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,425,000	[b]	1,112,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Bonds and Notes - 142.9% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Telecommunications - 20.7% (continued)
DISH DBS,
Gtd. Notes	7.75		7/1/26	4,320,000	[c]	4,881,600
Frontier Communications,
Sr. Unscd. Notes	11.00		9/15/25	3,190,000	[c]	3,305,637
Hughes Satellite Systems,
Gtd. Notes	7.63		6/15/21	3,010,000	[c]	3,314,762
Sable International Finance,
Gtd. Notes	6.88		8/1/22	2,385,000	[b,c]	2,492,325
Sprint,
Gtd. Notes	7.63		2/15/25	375,000		395,156
Sprint Capital,
Gtd. Notes	8.75		3/15/32	800,000	[c]	882,000
Sprint Communications,
Gtd. Notes	9.00		11/15/18	1,175,000	[b,c]	1,298,375
Sprint Communications,
Sr. Unscd. Notes	11.50		11/15/21	5,325,000	[c]	6,563,062
T-Mobile USA,
Gtd. Bonds	6.63		4/28/21	1,000,000	[c]	1,046,250
T-Mobile USA,
Gtd. Bonds	6.73		4/28/22	1,000,000	[c]	1,047,500
T-Mobile USA,
Gtd. Bonds	6.84		4/28/23	2,840,000	[c]	3,049,450
						52,295,413
Utilities - 4.8%
Calpine,
Sr. Scd. Notes	7.88		1/15/23	1,365,000	[b,c]	1,428,131
Dynegy,
Gtd. Notes	7.63		11/1/24	3,745,000	[c]	3,473,487
Dynegy,
Sr. Unscd. Notes	8.00		1/15/25	1,605,000	[b]	1,504,688
NRG Energy,
Gtd. Notes	7.88		5/15/21	767,000	[c]	803,433
NRG Energy,
Gtd. Notes	6.63		1/15/27	950,000	[b,c]	902,500
Talen Energy Supply,
Sr. Unscd. Notes	6.50		6/1/25	1,270,000	[c]	987,425
The Williams Companies,
Sr. Unscd. Notes	7.88		9/1/21	1,335,000	[c]	1,531,912
Viridian Group Fundco II,
Sr. Scd. Notes	EUR	7.50	3/1/20	1,390,000		1,567,441
						12,199,017
Total Bonds and Notes
(cost $356,091,081)						361,423,459
Preferred Stocks - .7%

Financials - .7%
GMAC Capital Trust I,
Ser. 2
(cost $1,795,257)	6.69		2/15/40	70,831	[d]	1,799,107

Other Investment - .0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $18,788)	18,788 [e]	18,788
Total Investments (cost $357,905,126)	143.6%	363,241,354
Liabilities, Less Cash and Receivables	(43.6%)	(110,326,408)
Net Assets	100.0%	252,914,946

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $198,056,528 or 78.31% of net assets.
c Security, or portion thereof, on collateral for Revolving Credit and Security Agreement.
d Variable rate security—rate shown is the interest rate in effect at period end.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	142.9
Preferred Stocks	.7
Money Market Investment	.0
143.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	361,423,459	-	361,423,459
Preferred Stocks†	-	1,799,107	-	1,799,107
Registered Investment Company	18,788	-	-	18,788
Liabilities ($)
Other Financial Instruments:
Financial Foreign Currency
Exchange Contracts††	-	(157,671)	-	(157,671)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury
Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the
“Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Barclays Bank
British Pound,
Expiring
1/31/2017	2,800,000	3,421,979	3,453,899	(31,920)
Commonwealth Bank of Australia
Euro,
Expiring
1/31/2017	2,535,000	2,641,470	2,673,096	(31,626)
Goldman Sachs International
British Pound,
Expiring
1/31/2017	2,905,000	3,549,703	3,583,420	(33,717)
Euro,
Expiring
1/31/2017	2,475,000	2,580,262	2,609,827	(29,565)
Morgan Stanley Capital Services
Euro,
Expiring
1/31/2017	2,490,000	2,594,802	2,625,645	(30,843)
Gross Unrealized Depreciation				(157,671)

At December 31, 2016, accumulated net unrealized appreciation on investments was $5,336,228, consisting of $13,109,071 gross unrealized appreciation and $7,772,843 gross unrealized depreciation.

NOTES

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)